Segment Information (Tables)	3 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Schedule of Operating Segments

Assets and liabilities are neither reported nor reviewed by the CODM at the operating segment level.

	Three months ended December 31, 2023
(In thousands of Euros)	Americas	Europe	APMA	Total Reportable Segments	Corporate / Other	Total
Revenue	181,453	80,134	39,478	301,065	1,859	302,924
Adjusted EBITDA	51,553	23,137	12,184	86,874	(5,518)	81,356
IPO-related costs						(7,294)
Realized and unrealized FX gains / losses						(11,655)
Share-based compensation expenses						(3,591)
EBITDA						58,817
Depreciation and amortization						(23,247)
Finance cost, net						(36,050)
Profit before tax						(480)

	Three months ended December 31, 2022
(In thousands of Euros)	Americas	Europe	APMA	Total Reportable Segments	Corporate / Other	Total
Revenue	159,799	60,517	26,913	247,229	1,261	248,490
Adjusted EBITDA	54,632	13,492	6,088	74,212	(1,817)	72,395
IPO-related costs						(5,343)
Realized and unrealized FX gains / losses						(30,830)
Other						(1,569)
EBITDA						34,654
Depreciation and amortization						(20,417)
Finance cost, net						(25,098)
Profit before tax						(10,861)